Accounts and Transactions with Related Parties - Summary of Accounts and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Account receivable	$ 1,832	$ 1,429
Account payable	7,948	2,970
Banco general, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	1,589	1,231
Panama air cargo terminal [member]
Disclosure of transactions between related parties [line items]
Account receivable	217	186
Account payable	11	40
Petroleos delta, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	26	12
Account payable	7,677	2,476
ASSA compania de seguros, S. A. [member]
Disclosure of transactions between related parties [line items]
Account payable	196	358
Desarrollo inmobiliario del este, S. A. [member]
Disclosure of transactions between related parties [line items]
Account payable	37	51
Galindo, arias and lopez [member]
Disclosure of transactions between related parties [line items]
Account payable	17	36
Motta international, S.A. [member]
Disclosure of transactions between related parties [line items]
Account payable	7	0
Millicom Tigo Panam, S.A. [Member]
Disclosure of transactions between related parties [line items]
Account payable	$ 3	$ 9